Regulatory Matters (Details) - USD ($) $ in Millions			1 Months Ended
	Sep. 01, 2026	Sep. 30, 2024	May 31, 2025	Oct. 31, 2024
ITC | FERC
Public Utilities, General Disclosures [Line Items]
Approved ROE		10.02%		9.98%
Refund with interest, period				15 months
ITC | FERC | Maximum
Public Utilities, General Disclosures [Line Items]
Approved ROE				12.58%
Tucson Electric Power Company | ACC | Forecast
Public Utilities, General Disclosures [Line Items]
Approved ROE	10.50%
Approved equity component of capital structure	55.00%
Approved increase in revenue	$ 172
Approved rate base	$ 4,300
Central Hudson | PSC | General Rate Application
Public Utilities, General Disclosures [Line Items]
Requested rate, period			3 years
Requested return on equity			9.50%
Requested common equity			48.00%